Premises And Equipment - Details of changes in premises and equipment(owned) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	₩ 2,791,642	₩ 2,793,077	₩ 2,777,847
Changes in property plant and equipment [Abstract]
Acquisitions	327,534	221,856	164,722
Disposals	(37,068)	(11,516)	(19,144)
Depreciation	(166,509)	(155,843)	(151,064)
Classification of assets held for sale	(107,479)	(38,423)	(2,504)
Transfer	(9,997)	(42,344)	2,098
Foreign currencies translation adjustments	(3,680)	10,405	1,374
Business combination	396,718	1,283	19,378
Others	(328)	13,147	370
Ending balance	3,190,833	2,791,642	2,793,077
Land
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	1,662,448	1,709,712	1,695,357
Changes in property plant and equipment [Abstract]
Acquisitions	27,841	215	43
Disposals	(998)	(7,602)	(367)
Depreciation	0	0	0
Classification of assets held for sale	(78,582)	(26,007)	(936)
Transfer	57,009	(22,991)	5,445
Foreign currencies translation adjustments	(1,267)	1,876	638
Business combination	316,698	0	9,530
Others	0	7,245	2
Ending balance	1,983,149	1,662,448	1,709,712
Building
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	683,221	719,738	730,676
Changes in property plant and equipment [Abstract]
Acquisitions	30,287	27,919	18,107
Disposals	(1,262)	0	(530)
Depreciation	(34,865)	(33,905)	(33,318)
Classification of assets held for sale	(28,897)	(12,416)	(1,568)
Transfer	(3,612)	(19,353)	(3,347)
Foreign currencies translation adjustments	(498)	726	322
Business combination	64,224	0	9,530
Others	(63)	512	(134)
Ending balance	708,535	683,221	719,738
Equipment and vehicles
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	305,581	265,064	261,278
Changes in property plant and equipment [Abstract]
Acquisitions	159,726	125,793	112,908
Disposals	(2,087)	(2,358)	(13,630)
Depreciation	(106,372)	(99,634)	(96,684)
Classification of assets held for sale	0	0	0
Transfer	7,751	6,440	0
Foreign currencies translation adjustments	(1,432)	4,409	296
Business combination	15,135	1,283	318
Others	(1,085)	4,584	578
Ending balance	377,217	305,581	265,064
Leasehold improvements
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	71,952	61,369	58,352
Changes in property plant and equipment [Abstract]
Acquisitions	29,173	29,714	24,874
Disposals	(1,366)	(1,556)	(1,017)
Depreciation	(25,270)	(22,304)	(21,062)
Classification of assets held for sale	0	0	0
Transfer	1,342	853	0
Foreign currencies translation adjustments	(434)	3,061	186
Business combination	546	0	0
Others	15	815	36
Ending balance	75,958	71,952	61,369
Construction in progress
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	68,440	37,194	32,184
Changes in property plant and equipment [Abstract]
Acquisitions	80,507	38,215	8,790
Disposals	(31,355)	0	(3,600)
Depreciation	0	0	0
Classification of assets held for sale	0	0	0
Transfer	(72,587)	(7,293)	0
Foreign currencies translation adjustments	(49)	333	(68)
Business combination	0	0	0
Others	805	(9)	(112)
Ending balance	45,761	68,440	37,194
Structures
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	0	0	0
Changes in property plant and equipment [Abstract]
Acquisitions	0	0	0
Disposals	0	0	0
Depreciation	(2)	0	0
Classification of assets held for sale	0	0	0
Transfer	100	0	0
Foreign currencies translation adjustments	0	0	0
Business combination	115	0	0
Others	0	0	0
Ending balance	₩ 213	₩ 0	₩ 0